intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
intangible assets and goodwill
Schedule of Intangible assets and goodwill, net

							Intangible
							assets with
		Intangible assets subject to amortization					indefinite lives
		Customer contracts,		Access to						Total
		related customer		rights-of-way,	Assets			Total		intangible
		relationships and		crowdsource assets	under		Spectrum	intangible		assets and
(millions)	Note	subscriber base	Software	and other	construction	Total	licences	assets	Goodwill [1,2]	goodwill
AT COST
As at January 1, 2021		$2,945	$6,479	$363	$216	$10,003	$9,910	$19,913	$7,524	$27,437
Additions		—	139	5	720	864	2,272	3,136	—	3,136
Additions arising from business acquisitions		161	187	18	—	366	—	366	244	610
Assets under construction put into service		—	657	4	(661)	—	—	—	—	—
Dispositions, retirements and other (including capitalized interest)	9	(15)	(740)	52	—	(703)	3	(700)	(60)	(760)
Net foreign exchange differences		(63)	1	(5)	—	(67)	—	(67)	(74)	(141)
As at December 31, 2021		3,028	6,723	437	275	10,463	12,185	22,648	7,634	30,282
Additions		—	151	4	866	1,021	—	1,021	—	1,021
Additions arising from business acquisitions	(b)	1,453	202	46	16	1,717	—	1,717	1,832	3,549
Assets under construction put into service		—	622	—	(622)	—	—	—	—	—
Dispositions, retirements and other (including capitalized interest)	9	66	(358)	1	—	(291)	30	(261)	—	(261)
Net foreign exchange differences		60	3	10	—	73	—	73	67	140
As at December 31, 2022		$4,607	$7,343	$498	$535	$12,983	$12,215	$25,198	$9,533	$34,731
ACCUMULATED AMORTIZATION
As at January 1, 2021		$495	$4,274	$96	$—	$4,865	$—	$4,865	$364	$5,229
Amortization		288	750	52	—	1,090	—	1,090	—	1,090
Dispositions, retirements and other		(62)	(747)	24	—	(785)	—	(785)	—	(785)
Net foreign exchange differences		(9)	2	—	—	(7)	—	(7)	—	(7)
As at December 31, 2021		712	4,279	172	—	5,163	—	5,163	364	5,527
Amortization		357	802	67	—	1,226	—	1,226	—	1,226
Dispositions, retirements and other		—	(370)	(16)	—	(386)	—	(386)	—	(386)
Net foreign exchange differences		13	2	2	—	17	—	17	—	17
As at December 31, 2022		$1,082	$4,713	$225	$—	$6,020	$—	$6,020	$364	$6,384
NET BOOK VALUE
As at December 31, 2021		$2,316	$2,444	$265	$275	$5,300	$12,185	$17,485	$7,270	$24,755
As at December 31, 2022		$3,525	$2,630	$273	$535	$6,963	$12,215	$19,178	$9,169	$28,347

1	The amount for goodwill arising from business acquisitions for the year ended December 31, 2021, has been adjusted as set out in (c).
2	Accumulated amortization of goodwill is amortization recorded prior to 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill.

Schedule of acquisition-date fair values assigned to the assets acquired and liabilities assumed

				Total of
				individually
	Fully	Vivint Smart		immaterial
(millions)	Managed Inc.	Home, Inc. [1]	LifeWorks Inc. [1]	transactions [1]	Total
Assets
Current assets
Cash	$3	$3	$19	$5	$30
Accounts receivable [2]	46	9	247	12	314
Other	2	1	30	7	40
	51	13	296	24	384
Non-current assets
Property, plant and equipment
Owned assets	2	—	61	10	73
Right-of-use lease assets	—	1	115	13	129
Intangible assets subject to amortization [3]	130	76	1,459	52	1,717
Other	4	3	10	—	17
	136	80	1,645	75	1,936
Total identifiable assets acquired	187	93	1,941	99	2,320
Liabilities
Current liabilities
Short-term borrowings	—	—	7	—	7
Accounts payable and accrued liabilities	39	2	220	9	270
Income and other taxes payable	—	2	18	1	21
Advance billings and customer deposits	5	2	30	12	49
Provisions	—	—	26	—	26
Current maturities of long-term debt	—	31	565	2	598
	44	37	866	24	971
Non-current liabilities
Provisions	—	—	12	1	13
Long-term debt	61	—	94	16	171
Other long-term liabilities	—	—	2	3	5
Deferred income taxes	32	11	321	8	372
	93	11	429	28	561
Total liabilities assumed	137	48	1,295	52	1,532
Net identifiable assets acquired	50	45	646	47	788
Goodwill	74	59	1,600	99	1,832
Net assets acquired	$124	$104	$2,246	$146	$2,620
Acquisition effected by way of:
Cash consideration [4]	$89	$103	$1,245	$137	$1,574
Accounts payable and accrued liabilities	—	1	—	—	1
Provisions	29	—	—	9	38
Gain on acquisition of control	—	—	15	—	15
Issue of TELUS Corporation Common Shares [5]	6	—	986	—	992
	$124	$104	$2,246	$146	$2,620

1

The purchase price allocation, primarily in respect of customer contracts, related customer relationships, software, leasehold interests and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired businesses. Upon having sufficient time to review the books and records of the acquired businesses, we expect to finalize our purchase price allocations.

2

The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimate at the acquisition date of the contractual cash flows expected to be collected.

3

Customer contracts and customer relationships (including those related to customer contracts) are generally expected to be amortized over a period of 8 years; software is expected to be amortized over a period of 5 years; and other intangible assets are expected to be amortized over a period of 5 years.

4

In respect of LifeWorks Inc., cash consideration includes $211 for the approximately 7 million (9.9% of issued and outstanding) LifeWorks Inc. common shares that we held immediately prior to our acquisition of control. Immediately prior to the acquisition date, the fair value of our equity interest in LifeWorks Inc. was $226; we recognized a gain on acquisition of control of $15, which has been included in Other income, as set out in Note 7.

5

Fair values of TELUS Corporation Common Shares were measured based upon market prices observed at the dates of acquisition of control. For one-half of the approximately 63 million (90.1% of issued and outstanding) LifeWorks Inc. common shares that we did not own immediately prior to our acquisition of control, consideration was our issuance of approximately 33 million Common Shares (1.06420 Common Share per LifeWorks Inc. common share).

Summary of pro forma supplemental information

Year ended December 31, 2022 (millions except per share amounts)	As reported [1]	Pro forma [2]
Operating revenues and other income	$18,412	$19,194
Net income	$1,718	$1,627
Net income per Common Share
Basic	$1.16	$1.07
Diluted	$1.15	$1.07

1

Operating revenues and other income and net income (loss)for the year ended December 31, 2022, include: $74 and $(18), respectively, in respect of Fully Managed Inc.; $28 and $(3), respectively, in respect of Vivint Smart Home, Inc.; and $350 and $(5), respectively, in respect of LifeWorks Inc.

2

Pro forma amounts for the year ended December 31, 2022, reflect the acquired businesses. The results of the acquired businesses have been included in our Consolidated statements of income and other comprehensive income effective the dates of acquisition.

Schedule of carrying values of intangible assets with indefinite lives and goodwill

	Intangible assets with
	indefinite lives		Goodwill		Total
As at December 31 (millions)	2022	2021	2022	2021	2022	2021
TELUS technology solutions	$12,215	$12,185	$7,175	$5,356	$19,390	$17,541
Digitally-led customer experiences - TELUS International	—	—	1,994	1,914	1,994	1,914
	$12,215	$12,185	$9,169	$7,270	$21,384	$19,455